Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:

Computers, software and manufacturing equipment	$169,219	$52,977
Leasehold improvement	247,792	186,494
Office furniture and equipment	181,574	168,120

Total cost	598,585	407,591

Total accumulated depreciation	191,155	93,942

Property and equipment, net	$407,430	$313,649

Depreciation expenses amounted to $97,213, $60,649 and $17,211 for the years ended December 31, 2024, 2023 and 2022, respectively.